Property and Equipment, Net (Details 2) (USD $)	2 Months Ended	12 Months Ended	10 Months Ended
	Dec. 31, 2012 Successor [Member]	Dec. 31, 2013 Successor [Member]	Nov. 11, 2012 Predecessor [Member]
Research and development	$ 138,000	$ 2,257,000	$ 2,301,000
General and administrative	34,000	130,000	94,000
Depreciation and amortization expense, Total	$ 35,000	$ 213,000	$ 100,000